Shareholders' equity - Secondary Offering Narrative (Details)			4 Months Ended	12 Months Ended
	Jul. 05, 2017 CAD ($) shares	Mar. 21, 2017 CAD ($)	Mar. 31, 2017 shares	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($)	Mar. 31, 2016 CAD ($)
Disclosure of classes of share capital [line items]
Number of stock options exercised (shares)			88,883	1,994,588
Transaction costs | $					$ 1,385,000
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Proceeds from sale of shares | $				$ 0	$ 100,000,000	$ 0
Number of stock options exercised (shares)				1,994,588
Transaction costs | $		$ 1,385,000
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of stock options exercised (shares)				0
Secondary offering
Disclosure of classes of share capital [line items]
Transaction costs | $				$ 1,546,000
Secondary offering | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of shares sold (shares)	12,500,000
Proceeds from sale of shares | $	$ 0
Number of stock options exercised (shares)	85,922
Secondary offering | Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of shares converted to subordinate voting shares (in shares)	12,414,078
Secondary offering | Performance vested exit event stock options
Disclosure of classes of share capital [line items]
Number of stock options vested (in shares)	820,543